Supplement, dated October 31, 2006, to the
                         Prospectus, dated May 1, 2006,
                   for Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
                Seligman Common Stock Portfolio (the "Portfolio")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Fund's Prospectus.

The second and third paragraphs under the caption entitled "Seligman Common Stock Portfolio - Portfolio Management" on page 11 of the Fund's Prospectus are hereby deleted in their entirety. As of such date, the Portfolio will continue to be managed by Seligman's Core Investment Team, headed by Mr. John B. Cunningham, Portfolio Manager of the Portfolio.

The following information supersedes and replaces the fourth paragraph under the caption entitled "Seligman Common Stock Portfolio - Portfolio Management" on page 11 of the Fund's Prospectus:

The Fund's Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager's ownership of securities of the Portfolio.

                   Supplement, dated October 31, 2006, to the
             Statement of Additional Information, dated May 1, 2006,
                   for Seligman Portfolios, Inc. (the "Fund")
                                on behalf of its
                Seligman Common Stock Portfolio (the "Portfolio")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Fund's Statement of Additional Information, dated May 1, 2006 ("SAI").

The biography under the caption "Management of the Fund - INTERESTED DIRECTORS AND PRINCIPAL OFFICERS" on page 16 of the SAI relating to Mr. Michael F. McGarry is hereby deleted in its entirety.

The information relating to Mr. Michael F. McGarry contained under the caption "Portfolio Managers - Seligman Common Stock Portfolio" on page 31 of the SAI is hereby deleted in its entirety.